Shareholder Report, Line Graph (Details) - MSCI Emerging Markets Index Net - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 16, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Mar. 06, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Sep. 14, 2015
Account Value [Line Items]
Account Value	$ 17,238	$ 16,643	$ 15,874	$ 14,721	$ 13,756	$ 15,661	$ 14,447	$ 15,166	$ 12,415	$ 14,454	$ 15,453	$ 17,257	$ 18,000	$ 18,088	$ 18,921	$ 18,602	$ 15,390	$ 14,993	$ 12,723		$ 14,545	$ 14,217	$ 14,072	$ 14,458	$ 14,011	$ 12,710	$ 14,385	$ 15,226	$ 16,337	$ 14,528	$ 13,785	$ 12,510		$ 11,586	$ 11,489	$ 11,042	$ 10,501	$ 9,238	$ 10,515	$ 10,000
Account Value	17,238	16,643	15,874	14,721	13,756	15,661	14,447	15,166	12,415	14,454	15,453	17,257	18,000	18,088	18,921	18,602	15,390	14,993	12,723		14,545	14,217	14,072	14,458	14,011	12,710	14,385	15,226	16,337	14,528	13,785	12,510		$ 11,586	$ 11,489	$ 11,042	$ 10,501	$ 9,238	$ 10,515	$ 10,000
Account Value	723,118	698,132	665,886	617,514	577,039	656,957	606,012	636,192	520,796	606,331	648,235	723,917	755,066	758,774	793,716	780,342	645,574	628,950	533,723		$ 610,143	$ 596,365	$ 590,297	$ 606,507	$ 587,737	$ 533,154	$ 603,444	$ 638,701	$ 685,299	$ 609,432	$ 578,244	$ 524,762	$ 500,000
Account Value	$ 15,088	$ 14,566	$ 13,894	$ 12,884	$ 12,040	$ 13,707	$ 12,644	$ 13,274	$ 10,866	$ 12,651	$ 13,525	$ 15,104	$ 15,754	$ 15,832	$ 16,561	$ 16,282	$ 13,470	$ 13,123	$ 11,136	$ 10,000